Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Taxes (Details) [Line Items]
Profits tax rates description	Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%.
Federal statutory income tax rate	25.00%
Income tax dividends	10.00%
PRC tax rate	5.00%
Effective tax rates	8.00%	11.00%	26.00%
Net operating loss carried forward	$ 7,197,896
Deferred tax assets	1,826,095	$ 399,011	$ 19
2024 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carried forward	169,487
2025 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carried forward	237,905
2026 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carried forward	3,397,900
2027 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carried forward	$ 3,392,604